497(e)
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AXA Equitable Life Insurance Company

SUPPLEMENT DATED DECEMBER 1, 2008 TO THE CURRENT PROSPECTUS FOR AXA EQUITABLE'S 300+ SERIES
--------------------------------------------------------------------------------

This Supplement updates certain information in the above-referenced prospectus and statement of additional information dated May 1, 2008 (together, the "Prospectus"). You should read this Supplement in conjunction with the Prospectus and retain it for future reference. Unless otherwise indicated, all other information included in the Prospectus remains unchanged. The terms and section headings we use in this Supplement have the same meaning as in the Prospectus. We will send you another copy of any prospectus or supplement without charge upon request. Please contact the customer service group referenced in your prospectus.

The purpose of this supplement is to provide you with information regarding name, sub-adviser and fee changes to certain Portfolios. Please note the changes described below.

CHANGES TO PORTFOLIOS OF EQ ADVISORS TRUST ("TRUST")

1. PORTFOLIO NAME CHANGE

   The following Portfolio name change as listed below will occur. Accordingly, all references to the corresponding investment option in the Prospectus are also changed.

   -----------------------------------------------------------------------------
   Existing Portfolio Name      New Portfolio Name
   -----------------------------------------------------------------------------
   EQ/AllianceBernstein Value   EQ/Large Cap Value PLUS
   -----------------------------------------------------------------------------

2. PORTFOLIO SUB-ADVISER CHANGE

   Certain Portfolios' Sub-Adviser(s) will also change. The Portfolios listed below will have the Sub-Advisers listed in the table below. AXA Equitable Life Insurance Company will continue to be the Investment Manager of all of these portfolios. The following is added under "Portfolios of the Trusts", in "Certificate features", replacing information shown in the Prospectus:

  ----------------------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust                                                       Investment Manager (or Sub-Adviser(s), as
  Portfolio Name             Objective                                    applicable)
  ----------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Growth PLUS   Seeks to provide long-term capital growth.   o AXA Equitable
                                                                          o Marsico Capital Management, LLC
                                                                          o SSgA Funds Management, Inc.
  ----------------------------------------------------------------------------------------------------------------------------------
  EQ/Large Cap Value PLUS    Seeks to achieve capital appreciation.       o AXA Equitable
                                                                          o AllianceBernstein L.P.
  ----------------------------------------------------------------------------------------------------------------------------------

3. FEE TABLE

   The following information is added under "Portfolio operating expenses expressed as an annual percentage of daily net assets" in the Prospectus, replacing the information shown for the Existing Portfolios listed above in the chart in section 1. (The Portfolios whose names are changing are listed below under their new names.) In addition, the Prospectus indicates that a portion of the brokerage commissions of each of EQ/AllianceBernstein Common Stock and EQ/Large Cap Value PLUS (formerly EQ/AllianceBernstein Value) are used to reduce each of these portfolios' expenses. This statement, as it pertains to these Portfolios is deleted from the Prospectus.

  -----------------------------------------------------------------------------------------------------------------------
                              Fund Related Expenses                                 Trust Related Expenses
  -----------------------------------------------------------------------------------------------------------------------
                                                                                                                Total
                                                                                              Acquired Fund    Annual
                                                                                                 Fees and     Expenses
                                                                                                 Expenses      (Before
                         Administrative  Other                  Management   12b-1     Other   (Underlying     Expense
     Portfolio Name         Charge      Expenses   Total           Fees       Fees   Expenses  Portfolios)   Limitations)
  -----------------------------------------------------------------------------------------------------------------------
  EQ Advisors Trust:
  -----------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein
    Common Stock             0.25%        0.34%     0.59%          0.35%       --       0.11%      --             0.46%
  EQ/Large Cap Value PLUS    0.25%        0.20%     0.45%          0.46%       --       0.16%      --             0.62%


  ------------------------------------------------------------------------------
                                   Trust Related Expenses
  ------------------------------------------------------------------------------
                                                  Net
                                    Fee          Total
                                  Waivers        Annual
                                  and/or        Expenses
                                  Expense        (After
                                 Reimburse-      Expense              Total
     Portfolio Name                ments       Limitations)         Expenses
  ------------------------------------------------------------------------------
  EQ Advisors Trust:
  ------------------------------------------------------------------------------
  EQ/AllianceBernstein
    Commom Stock                    --           0.46%                1.05%
  EQ/Large Cap Value PLUS           --           0.62%                1.07%
  ------------------------------------------------------------------------------

(12/08)                                                                (12/08)
NB/IF (AR)                                                              x02271

  The following information replaces the information shown under "Example" in the Prospectus. (The Portfolio whose name is changing is listed below under its new name.)


  ----------------------------------------------------------------------------------------------------------------------------------
                                    If you surrender or do not surrender your              If you annuitize at the end of
                                contract at the end of the applicable time period            the applicable time period
  ----------------------------------------------------------------------------------------------------------------------------------
                                       1         3         5          10                 1          3          5         10
  Portfolio Name                     year      years     years       years             year       years      years      years
  ----------------------------------------------------------------------------------------------------------------------------------
  EQ ADVISORS TRUST:
  ----------------------------------------------------------------------------------------------------------------------------------
  EQ/AllianceBernstein Common Stock  $162       $447      $750        $1,586            $512       $797      $1,100     $1,936
  EQ/Large Cap Value PLUS            $164       $454      $760        $1,609            $514       $804      $1,110     $1,959
  ----------------------------------------------------------------------------------------------------------------------------------

    Copyright 2008 AXA Equitable Life Insurance Company. All rights reserved.


                      AXA Equitable Life Insurance Company
                           1290 Avenue of the Americas
                               New York, NY 10104
                                  212-554-1234

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